Financial instruments and risk management - Summary of maximum credit risk exposure of the Group's financial assets (Detail) - Credit risk [Member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Credit Risk Exposure [Line Items]
Maximum credit risk exposure	$ 14,993	$ 12,273
Cash and cash equivalents [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum credit risk exposure	10,550	8,201
Trade and other receivables [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum credit risk exposure	2,985	3,047
Derivative assets [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum credit risk exposure	267	532
Loans to equity accounted units [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum credit risk exposure	39	39
Fair value [member] | Loans And Receivables [Member] | Held to maturity assets [member] | Investments [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum credit risk exposure	$ 1,152	$ 454